LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
LONG-TERM DEBT

20.  LONG-TERM DEBT

	Effective interest rate as of
	December 31, 2018	2018	2017

Quebecor Media
Bank credit facilities (i)	4.87%	$451.7	$420.4
Senior Notes (ii)		1,659.2	1,568.5
		2,110.9	1,988.9
Videotron (iii)
Bank credit facilities (iv)	3.24%	742.0	5.4
Senior Notes (ii)		3,502.4	3,289.2
		4,244.4	3,294.6
TVA Group (iii)
Bank credit facilities (v)	3.79%	52.9	62.9

Other		—	0.3
Total long-term debt		6,408.2	5,346.7

Change in fair value related to hedged interest rate risk		2.5	5.8
Financing fees, net of amortization		(35.7)	(40.8)
		(33.2)	(35.0)
		6,375.0	5,311.7
Less current portion		(56.6)	(19.1)
		$6,318.4	$5,292.6
(i)

The bank credit facilities of Quebecor Media are comprised of a US$350.0 million secured term loan “B” facility that matures in August 2020 and is bearing interest at U.S London Interbank Offered Rate (“LIBOR”) plus a premium of 2.25% and a $300.0 million secured revolving credit facility that matures in July 2020 and is bearing interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by a leverage ratio. The term loan “B” facility provides for quarterly amortization payments totaling 1.00% per annum of the original principal amount, with the balance payable on August 17, 2020. These credit facilities contain covenants such as maintaining certain financial ratios, limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, and make other distributions. They are secured by liens on all of the movable property and assets of the Corporation (primarily shares of its subsidiaries), now owned or hereafter acquired. As of December 31, 2018, the credit facilities were secured by assets with a carrying value of $1,707.0 million ($3,045.4 million in 2017). As of December 31, 2018 and  2017, no amount had been drawn on the revolving credit facility, and as of December 31, 2018, $451.7 million was outstanding on the term loan “B” ( $420.4 million in 2017).

On February 15, 2019, Quebecor Media amended its $300.0 million secured revolving credit facility to extend the maturity date to July 2022 and to change certain conditions and terms of the facility.

(ii)

The Senior Notes are unsecured and contain certain restrictions on the respective issuers, including limitations on their ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make‑whole formula at any time prior to maturity. The Senior Notes issued by Videotron are guaranteed by specific subsidiaries of Videotron. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2018:

				Effective interest rate
				(after discount or
			Annual nominal	premium at		Interest payable
Principal amount			interest rate	issuance)	Maturity date	every 6 months on

Quebecor Media
US$	850.0		5.750%	5.750%	January 15, 2023	June and December 15
	$500.0		6.625%	6.625%	January 15, 2023	June and December 15

Videotron
US$	800.0		5.000%	5.000%	July 15, 2022	January and July 15
US$	600.0		5.375%	5.375%	June 15, 2024	June and December 15
	$400.0		5.625%	5.625%	June 15, 2025	April and October 15
	$375.0		5.750%	5.750%	January 15, 2026	March and September 15
US$	600.0	[1]	5.125%	5.125%	April 15, 2027	April and October 15
[1]	The Notes were issued in April 2017 for net proceeds of $794.5 million, net of financing fees of $9.9 million.

(iii) The debts of these subsidiaries are non-recourse to Quebecor Media.

(iv) The bank credit facility provides for a $1,500.0 million ($965.0 million in 2017) secured revolving credit facility that matures in July 2023. The revolving credit facility bears interest at Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a margin, depending on Videotron’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of Videotron and most of its wholly owned subsidiaries. As of December 31, 2018, the bank credit facility was secured by assets with a carrying value of $7,639.2 million ($6,665.7 million in 2017). The bank credit facility contains covenants such as maintaining certain financial ratios, limitations on Videotron’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2018, $742.0 million had been drawn on the secured revolving credit facility (no amount was drawn in 2017, while $5.4 million was outstanding in 2017 on an export financing facility that matured in June 2018).

In December 2018, Videotron entered into new unsecured on demand credit facilities, under which letters of credit were issued and filed with ISED Canada as pre-auction financial deposits in respect to its application to participate to the 600 MHz spectrum auction. Under ISED Canada published rules respecting restrictions on communications during the auction process, it is strictly forbidden for the Corporation to disclose the amount of the letters of credit, which can be withdrawn by Videotron at anytime prior to the auction commencement.

(v)  The bank credit facilities of TVA Group comprise a secured revolving credit facility in the amount of $150.0 million, maturing in February 2019, and a secured term loan in the amount of $75.0 million, maturing in November 2019. TVA Group’s revolving credit facility bears interest at floating rates based on Bankers’ acceptance rate, LIBOR, Canadian prime rate or U.S. prime rate, plus a premium determined by a leverage ratio. The term loan bears interest at floating rates based on Bankers’ acceptance rate or Canadian prime rate, plus a premium determined by a leverage ratio. The term loan provides for quarterly amortization payments commencing on December 20, 2015. The bank credit facilities contain covenants such as maintaining certain financial ratios, limitations on TVA Group’s ability to incur additional indebtedness, pay dividends, or make other distributions. They are secured by liens on all of its movable assets and an immovable hypothec on its Head Office building. As of December 31, 2018 and 2017, no amount had been drawn on the revolving credit facility, and as of December 31, 2018, $52.9 million was outstanding on the term loan ($62.9 million in 2017).

On February 13, 2019, TVA Group amended its $150.0 million secured revolving credit facility to extend the maturity date to February 2020 and to change certain conditions and terms of the facility.

On December 31, 2018, the Corporation was in compliance with all debt covenants.

Principal repayments of long-term debt over the coming years are as follows:

2019	$56.6
2020	448.1
2021	—
2022	1,091.0
2023	2,401.2
2024 and thereafter	2,411.3